Cash and Cash Equivalents, Short Term Deposits and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash [Abstract]
CASH AND CASH EQUIVALENTS, SHORT TERM DEPOSITS AND RESTRICTED CASH

NOTE 6 – CASH AND CASH EQUIVALENTS, SHORT TERM DEPOSITS AND RESTRICTED CASH:

	December 31
	2024	2023
	USD in thousands
Cash and cash equivalents	8,753	9,357
Short term deposits	12	12
Restricted cash	58	166
	8,823	9,535

The currencies in which the cash and cash equivalents, short term deposits and restricted cash are denominated or to which they are linked are as follows:

	December 31
	2024	2023
	USD in thousands
USD	7,572	7,814
NIS	1,220	1,510
GBP	-	167
Other currencies	31	44
	8,823	9,535

As of December 31, 2024, and 2023, the carrying amount of cash and cash equivalents, short term deposits and restricted cash approximated their fair value.